PROMISSORY NOTES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2018	May 31, 2020	May 31, 2019
PROMISSORY NOTES
Proceeds promissory note	$ 6,500	$ 6,500	$ 6,500
Maturity date	Sep. 23, 2018
Accrues interest rate, per quarter	1.50%
Interest expense		$ 395	$ 395